Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Jun. 30, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 1	$ 1
Ordinary shares, authorized	[1]	100,000,000	100,000,000
Ordinary shares, issued	[1]	3,078,222	544,981
Ordinary shares, outstanding	[1]	3,078,222	544,981

[1]	Retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024.